Business Combinations (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about business combination [abstract]
Summary of Preliminary Allocation of Fair Value of Assets Acquired and Liabilities Assumed
The allocation of the fair value of the assets acquired and the liabilities assumed is detailed as follows:

Acquisition of Datum	$

Current assets
Cash	2,798
Accounts receivable and other receivables	3,552
Unbilled revenue	1,301
Prepaids	159
7,810
Non-current assets
Other assets	2
Property and equipment	55
Right-of-use assets	135
Intangibles (note 7)	24,070
Goodwill (note 8)	13,696
Total assets acquired	45,768

Current liabilities
Accounts payable and accrued liabilities	4,255
Deferred revenue	945
Current portion of lease liabilities	71
5,271
Non-current liabilities
Lease liabilities	64
Deferred tax liabilities	6,398
Total liabilities assumed	11,733

Net assets acquired	34,035

Summary of Acquisition Date Fair Value of Each Major Class of Consideration Transferred
The following table summarizes the acquisition date fair value of each class of consideration as follows:

Acquisition of Datum	$
Consideration transferred settled in cash	17,430
Issuance of 1,867,262 Subordinate Voting Shares (note 13)	5,552
Balance of purchase payable with a nominal value of US$9,345,000 ($12,028,000) (note 11)	11,053
Total consideration transferred	34,035